Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-54586
Entity Registrant Name	NANOMIX CORPORATION
Entity Central Index Key	0001473579
Entity Tax Identification Number	27-0801073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5900 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95608
City Area Code	(510)
Local Phone Number	428-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false